INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

10. INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current BVI law, Wowo BVI is not subject to taxation.

Hong Kong

No provision for Hong Kong Profits Tax was made for the years ended December 31, 2012, 2013 and 2014 on the basis that Wowo HK did not have any assessable profits arising in or derived from Hong Kong for the year.

PRC

The enterprise income tax (‘‘EIT’’) law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group’s entities operating in the PRC was 25%.

Provision (credit) for income tax consisted of the following:

	Years ended December 31,
	2012	2013	2014
Income tax benefits:
PRC current income tax expenses	$2,324	$10,735	$—
PRC deferred income tax benefits	(70,990)	(91,254)	—
Total	$(68,666)	$(80,519)	$—

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,	December 31,
	2013	2014
Deferred tax assets
Current
Allowance for doubtful accounts	$526,160	$752,021
Accrued payroll	582,954	874,554
Advertisement expenses	11,107,768	12,292,479
Total current deferred tax assets	12,216,882	13,919,054
Non-current
Net operating loss carry forwards	21,233,802	26,435,475
Total deferred tax assets	33,450,684	40,354,529
Less: valuation allowance	(33,450,684)	(40,354,529)
Net deferred tax assets	$—	$—
Deferred tax liabilities
Non-current
Acquired intangible assets	$—	$—
Total deferred tax liabilities	$—	$—

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward years, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward years provided for in the tax law.

The Group had incurred net operating losses carry forwards $31,898,384 and $23,479,512 from the Group’s PRC entities for the years ended December 31, 2013 and 2014, respectively, which would expire on various dates through 2019. The Group operates its business through its subsidiaries, its VIEs and their subsidiaries. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and their subsidiaries may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. As of December 31, 2013 and 2014, valuation allowance was $33,450,684 and $40,354,529, respectively, which were provided against deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual provision (credit) of income taxes is as follows:

	Years ended December 31,
	2012	2013	2014
Net loss before provision for income taxes	$(39,079,142)	$(32,252,863)	$(43,869,825)
Statutory tax rates in the PRC	25%	25%	25%
Income tax at statutory tax rate	(9,769,785)	(8,063,216)	(10,967,456)
Expenses not deductible for tax purposes
Entertainment expenses exceeded tax limit	31,564	51,166	36,620
Effect of income tax rate difference in other jurisdiction	4,372,527	273,995	4,026,991
Changes of valuation allowance	5,297,028	7,657,536	6,903,845
Income tax benefit	$(68,666)	$(80,519)	$—

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Pursuant to the additional guidance released by the Chinese government on April 22, 2009 and issued bulletin on August 3, 2011 which provide more guidance on the implementation, management does not believe that the legal entities organized outside PRC should be characterized as PRC tax residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. The Cayman Islands and BVI, where the Company and Wowo BVI are incorporated, does not have a tax treaty with PRC.

There were no aggregate undistributed earnings of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC available for dividend distribution. Therefore, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that might be payable upon the distribution of aggregate undistributed earnings as of December 31, 2014.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended December 31, 2012, 2013 and 2014, respectively. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits within 12 months from December 31, 2014. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2008 to 2014 of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries, remain subject to tax audits as of December 31, 2014, at the tax authority’s discretion.